Consolidated statements of financial position - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Current
Cash	$ 3,359,257	$ 5,824,716
Trade and other receivables [note 6]	550,836	472,548
Income tax receivable	98,540
Inventories [note 7]	2,445,554	2,093,776
Prepaid expenses	1,973,591	2,472,301
Grants and investment tax credits receivable [note 21]		681,663
Share subscription receivable [note 17]	39,200	39,200
Advances to related parties [note 17]	20,135	16,736
Total current assets	8,487,113	11,600,940
Investment in Limestone [note 8]		2,435,000
Right-of-use assets [note 9]	2,414,593	2,261,100
Property and equipment [note 10]	2,313,926	2,218,982
Intangibles [note 11]	966,724	1,112,670
Deferred income taxes [note 23]	68,460
Goodwill [note 5]	9,680,941	9,352,640
Other financial assets	114,755	118,877
Total assets	24,046,512	29,100,209
Current
Credit facility [note 12]	155,000
Trade and other payables [notes 13 & 17]	1,754,900	1,030,331
Provision on onerous contracts	91,667
Income tax payable		3,188
Contract liabilities [note 14]	1,815,731	1,029,318
Current portion of lease liabilities [note 15]	647,638	561,168
Current portion of long-term debt [note 16]	271,546	72,090
Other financial liabilities	113,695	177,834
Total current liabilities	4,850,177	2,873,929
Lease liabilities [note 15]	1,994,156	1,854,381
Long-term debt [note 16]	33,783	155,259
Derivative liabilities [note 18]	5,558,822	0
Deferred income taxes [note 23]	45,137	188,044
Total liabilities	12,482,075	5,071,613
Shareholders' equity
Capital stock [note 18]	50,395,717	43,441,591
Contributed surplus [note 19]	11,684,829	10,560,886
Accumulated other comprehensive income	1,032,628	697,671
Deficit	(51,548,737)	(30,671,552)
Total shareholders' equity	11,564,437	24,028,596
Total shareholders' equity and liabilities	$ 24,046,512	$ 29,100,209